Income tax expense	12 Months Ended
Dec. 31, 2017
Income tax expense [Abstract]
Income tax expense
42.	Income tax expense

(a)	Income tax expense for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Current income tax expense	~~W~~	556,558	718,757	749,649
Adjustment for prior periods		(31,101)	(36,372)	(23,265)
Temporary differences		67,928	(480,280)	46,198
Income tax recognized in other comprehensive income		101,234	143,448	75,551

Income tax expenses	~~W~~	694,619	345,553	848,133

(b)	Income tax expense calculated by multiplying net income before tax with the tax rate for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Profit before income taxes	~~W~~	3,140,577	3,170,472	3,796,257

Income taxes at statutory tax rates	~~W~~	758,345	765,395	917,476
Adjustments:
Non-taxable income		(16,421)	(30,839)	(10,614)
Non-deductible expense		7,862	18,786	12,772
Tax credit		(557)	(401)	(195)
Recognition of deferred tax assets related to expired unused tax losses (see note 42 (c)(*2))		—	(357,307)	—
Changes in deferred tax due to change in tax rate		—	—	(72,985)
Other		(42,869)	(13,709)	24,944
Refund due to adjustments of prior year tax returns		(11,741)	(36,372)	(23,265)

Income tax expense	~~W~~	694,619	345,553	848,133

Effective tax rate	%	22.12	10.90	22.34

The statutory tax rate in Korea was amended in 2017 and will be effective from 2018 as listed below.

Taxable income	Tax Rate
	2017	Thereafter
~~W~~200 million or below	11.0%	11.0%
Below ~~W~~20 billion	22.0%	22.0%
Below ~~W~~300 billion	24.2%	24.2%
~~W~~300 billion or above	24.2%	27.5%

(c)	Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences for the years ended December 31, 2016 and 2017 are as follows:

	2016
	Beginning balance		Profit or loss	Other comprehensive income/Other	Ending Balance (*1)
Unearned income	~~W~~	(138,541)	(693)	—	(139,234)
Account receivable		(13,203)	1,710	—	(11,493)
Trading assets		(59,232)	25,808	—	(33,424)
Available-for-sale		90,904	(137,598)	133,591	86,897
Investment in associates		3,021	16,215	876	20,112
Valuation and depreciation of property and equipment		(154,151)	7,291	—	(146,860)
Derivative asset (liability)		190,834	(66,004)	403	125,233
Deposits		15,412	2,750	—	18,162
Accrued expenses		95,278	13,422	—	108,700
Defined benefit obligation		350,047	34,510	(6,157)	378,400
Plan assets		(308,455)	(6,426)	1,173	(313,708)
Other provisions		203,360	18,389	—	221,749
Allowance for acceptances and guarantees		20,074	(544)	—	19,530
Allowance related to asset revaluation		(46,988)	11	—	(46,977)
Allowance for expensing depreciation		(578)	57	—	(521)
Deemed dividend		1,582	(204)	—	1,378
Accrued contributions		11,261	(2,497)	—	8,764
Financial instruments designated at fair value through profit of loss		(159,839)	100,954	—	(58,885)
Allowances		75,515	19,039	—	94,554
Fictitious dividend		5,101	(268)	—	4,833
Liability under insurance contracts		10,238	2,866	—	13,104
Other		(43,851)	(46,909)	13,562	(77,198)

		147,789	(18,121)	143,448	273,116

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities (*2)		—	357,307	—	357,307

	~~W~~	147,789	339,186	143,448	630,423

(*1)	Deferred tax assets from overseas subsidiaries were decreased by ~~W~~1,954 million due to foreign exchange rate movements.
(*2)	The Group did not previously recognized the deferred tax asset relating to the expired unused tax losses as the utilization of the expired unused tax losses had been assessed remote. In 2016, based on the new tax interpretation issued by Korea National Tax Service which allows utilization of expired unused tax losses against extinguishment of deposit and insurance liabilities and the relating recent tax refund, the Group recognized the deferred tax asset after factoring in future taxable profits and the expected future extinguishment of deposit and insurance liabilities.

	2017
	Beginning balance		Profit or loss	Other comprehensive income	Ending Balance (*1)
Unearned income	~~W~~	(139,234)	(62,835)	—	(202,069)
Account receivable		(11,493)	(7,774)	—	(19,267)
Trading assets		(33,424)	44,841	—	11,417
Available-for-sale		86,897	77,198	110,405	274,500
Investment in associates		20,112	1,062	3,748	24,922
Valuation and depreciation of property and equipment		(146,860)	(16,452)	—	(163,312)
Derivative asset (liability)		125,233	(197,253)	(5,224)	(77,244)
Deposits		18,162	9,742	—	27,904
Accrued expenses		108,700	62,610	—	171,310
Defined benefit obligation		378,400	50,410	(20,544)	408,266
Plan assets		(313,708)	(100,624)	2,396	(411,936)
Other provisions		221,749	(46,132)	—	175,617
Allowance for acceptances and guarantees		19,530	3,608	—	23,138
Allowance related to asset revaluation		(46,977)	(5,909)	—	(52,886)
Allowance for expensing depreciation		(521)	(8)	—	(529)
Deemed dividend		1,378	3,939	—	5,317
Accrued contributions		8,764	3,140	—	11,904
Financial instruments designated at fair value through profit of loss		(58,885)	52,397	—	(6,488)
Allowances		94,554	(70,201)	—	24,353
Fictitious dividend		4,833	157	—	4,990
Liability under insurance contracts		13,104	5,001	—	18,105
Deficit carried over		—	1,505	—	1,505
Other		(77,198)	49,675	(15,230)	(42,753)

		273,116	(141,903)	75,551	206,764

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		357,307	18,500	—	375,807

	~~W~~	630,423	(123,403)	75,551	582,571

(*1)	Deferred tax assets from overseas subsidiaries were decreased by ~~W~~1,654 million due to foreign exchange rate movements.

(d)	Deferred tax assets and liabilities that were directly charged or credited to equity for the years ended December 31, 2016 and 2017 are as follows:

	January 1, 2016			Changes		December 31, 2016
	OCI (*2)		Tax effect	OCI (*2)	Tax effect	OCI (*2)	Tax effect
Valuation gain (loss) on available-for-sale financial assets	~~W~~	1,090,456	(263,744)	(566,121)	133,591	524,335	(130,153)
Foreign currency translation adjustments for foreign operations		(140,265)	(23,472)	(1,550)	13,562	(141,815)	(9,910)
Gain (loss) on cash flow hedge		(16,098)	3,896	(1,665)	403	(17,763)	4,299
Equity in other comprehensive income of associates		20,746	(2,177)	1,813	876	22,559	(1,301)
The accumulated other comprehensive income in separate account (*1)		11,603	(2,808)	(5,712)	1,383	5,891	(1,425)
Remeasurements of the defined benefit liability		(492,191)	118,825	21,050	(4,984)	(471,141)	113,841

Income tax charged or credited directly to equity	~~W~~	474,251	(169,480)	(552,185)	144,831	(77,934)	(24,649)

	January 1, 2017			Changes		December 31, 2017
	OCI (*2)		Tax effect	OCI (*2)	Tax effect	OCI (*2)	Tax effect
Valuation gain (loss) on available-for-sale financial assets	~~W~~	524,335	(130,153)	(432,461)	110,405	91,874	(19,748)
Foreign currency translation adjustments for foreign operations		(141,815)	(9,910)	(178,244)	(15,230)	(320,059)	(25,140)
Gain (loss) on cash flow hedge		(17,763)	4,299	21,128	(5,224)	3,365	(925)
Equity in other comprehensive income of associates		22,559	(1,301)	(25,300)	3,748	(2,741)	2,447
The accumulated other comprehensive income in separate account (*1)		5,891	(1,425)	(12,529)	3,251	(6,638)	1,826
Remeasurements of the defined benefit liability		(471,141)	113,841	121,451	(18,146)	(349,690)	95,695

Income tax charged or credited directly to equity	~~W~~	(77,934)	(24,649)	(505,955)	78,804	(583,889)	54,155

(*1)	Deferred tax effects, which are originated from the accumulated other comprehensive income in separate account, were included in the other assets of separate account’s financial statement.
(*2)	OCI : Other Comprehensive Income

(e)	The amount of deductible temporary differences, unused tax losses, and unused tax credits that are not recognized as deferred tax assets as of December 31, 2016 and 2017 are as follows:

	2016		2017
Tax loss carry forward (*)	~~W~~	99,449	99,449

(*)	At the end of reporting date, the expected extinctive date of tax loss carry forward and tax credits carry forward that are not recognized as deferred tax assets are as follows:

	1 year or less		1-2 years	2-3 years	More than 3 years
Tax loss carry forward	~~W~~	—	99,449	—	—

(f)	The amount of temporary difference regarding investment in subsidiaries that are not recognized as deferred tax liabilities as of December 31, 2016 and 2017 are as follows:

	2016		2017
Investment in associates	~~W~~	(283,161)	(480,184)

(g)	The Group set off a deferred tax asset against a deferred tax liability of the same taxable entity if, and only if, they relate to income taxes levied by the same taxation authority and the entity has a legally enforceable right to set off current tax assets against current tax liabilities. Deferred tax assets and liabilities presented on a gross basis prior to any offsetting as of December 31, 2016 and 2017 are as follows:

	2016		2017
Deferred tax assets	~~W~~	701,482	659,594
Deferred tax liabilities		(71,059)	(77,023)